Deposits and Subordinated Debt - Summary of Deposits (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits [Line Items]
Interest bearing	$ 90,419
Non-interest bearing	82,627
Payable after notice	370,706
Payable on a fixed date	411,037
Deposits	954,789	$ 976,202
Non interest bearing deposits	44,615	43,766
Unencumbered liquid assets	27,258	27,819
Canada
Disclosure Of Deposits [Line Items]
Interest bearing	76,717
Non-interest bearing	72,479
Payable after notice	170,234
Payable on a fixed date	291,514
Deposits	610,944	620,858
United States
Disclosure Of Deposits [Line Items]
Interest bearing	13,549
Non-interest bearing	10,148
Payable after notice	197,989
Payable on a fixed date	72,206
Deposits	293,892	305,472
Other countries
Disclosure Of Deposits [Line Items]
Interest bearing	153
Non-interest bearing	0
Payable after notice	2,483
Payable on a fixed date	47,317
Deposits	49,953	49,872
Total amortized cost deposits
Disclosure Of Deposits [Line Items]
Interest bearing	90,419
Non-interest bearing	82,627
Payable after notice	370,706
Payable on a fixed date	353,237
Deposits	896,989	920,040
Banks
Disclosure Of Deposits [Line Items]
Interest bearing	4,291
Non-interest bearing	2,002
Payable after notice	1,337
Payable on a fixed date	19,870
Deposits	27,500	27,621
Business and government
Disclosure Of Deposits [Line Items]
Interest bearing	82,298
Non-interest bearing	42,382
Payable after notice	215,722
Payable on a fixed date	231,298
Deposits	571,700	585,497
Individuals
Disclosure Of Deposits [Line Items]
Interest bearing	3,830
Non-interest bearing	38,243
Payable after notice	153,647
Payable on a fixed date	102,069
Deposits	297,789	306,922
Deposits at FVTPL
Disclosure Of Deposits [Line Items]
Interest bearing	0
Non-interest bearing	0
Payable after notice	0
Payable on a fixed date	57,800
Deposits	57,800	56,162
Bank Recapitalization (Bail-In) Regime
Disclosure Of Deposits [Line Items]
Payable on a fixed date	63,575	62,843
U.S. dollars
Disclosure Of Deposits [Line Items]
Deposits liabilities	487,379	508,058
Non USD Non CAD
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 62,680	$ 59,697